Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
15.	Employee Benefit Plans

Defined contribution plans

The Company maintains a 401(k) Plan for substantially all full time U.S. employees (the “401(k) Plan”). Company contributions are allocated to accounts set aside for each employee’s retirement. Employees generally may contribute up to 50% of their compensation to individual accounts within the 401(k) Plan. While contributions vary, the Company generally makes base contributions to employee accounts equal to 1% of each employee’s eligible annual cash compensation, subject to IRS limitations. In addition, the Company can elect to match up to 75% of the first 6% of each employee’s contribution to the 401(k) Plan, subject to Internal Revenue Service limitations. Expense recognized related to the 401(k) Plan totaled approximately $1.7 million, $1.7 million and $2.5 million for the years ended December 31, 2011, 2012 and 2013, respectively.

Defined benefit pension plans

The Company maintains defined benefit pension plans covering union and certain other employees. The majority of these plans are frozen to new participation.

The table that follows contains the accumulated benefit obligation and reconciliations of the changes in projected benefit obligation, the changes in plan assets and funded status for the years ended December 31, 2012 and 2013 (in thousands):

	U.S. Plans		Non-U.S. Plans
	2012	2013	2012	2013
Accumulated benefit obligation	$11,190	$10,324	$12,673	$13,127

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$10,241	$11,190	$12,083	$13,143
Service cost	—	—	128	161
Interest cost	455	425	599	500
Actuarial (gain) loss	853	(616)	402	162
Benefits paid	(580)	(675)	(544)	(724)
Other	221	—	15	27
Currency translation adjustment	—	—	460	393

Projected benefit obligation at end of year	$11,190	$10,324	$13,143	$13,662

Change in plan assets
Fair value of plan assets at beginning of year	$9,364	$9,721	$5,151	$5,954
Actual return on plan assets	937	1,075	538	350
Employer and employee contributions	—	—	535	557
Benefits paid	(580)	(675)	(510)	(641)
Currency translation adjustment	—	—	240	138

Fair value of plan assets at end of year	$9,721	$10,121	$5,954	$6,358

Funded Status	$(1,469)	$(203)	$(7,189)	$(7,304)

Weighted-average assumptions
Discount rates	3.75% – 4.00%	4.50%	3.40% – 4.40%	3.50% – 4.60%
Rate of compensation increase	N/A	N/A	2.00% – 3.10%	2.00% – 4.00%
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost	$419	$1,309	$—	$—
Pension obligation—current	—	—	(18)	(47)
Pension obligation—non-current	(1,888)	(1,512)	(7,171)	(7,257)

Net amount recognized	$(1,469)	$(203)	$(7,189)	$(7,304)

The following table contains the components of net periodic benefit cost for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	U.S. Plans			Non-U.S. Plans
	2011	2012	2013	2011	2012	2013
Components of Net Periodic Benefit Cost
Service cost	$41	$—	$—	$98	$128	$161
Interest cost	268	455	425	621	599	500
Expected return on plan assets	(185)	(710)	(592)	(290)	(246)	(257)
Amortization of actuarial gain/loss	(225)	—	—	1	42	253
Recognized net actuarial loss/ settlements/curtailments	(302)	122	11	—	2	—

Net periodic benefit cost	$(403)	$(133)	$(156)	$430	$525	$657

Weighted-average assumptions
Discount rates	5.00% – 5.25%	4.50%	3.75% – 4.00%	4.50% – 5.40%	4.65% – 5.40%	3.40% – 4.40%
Rate of compensation increase	2.50%	N/A	N/A	2.00% – 4.00%	2.00% – 3.30%	2.00% – 3.10%
Expected long-term rates or return	5.50% – 8.00%	5.50% – 8.00%	5.25% – 8.00%	4.50% – 5.90%	4.50% – 4.80%	4.50%

The expected return on plan assets is based on the Company’s expectation of the long-term average rate of return of the capital markets in which the plans invest. The expected return reflects the target asset allocations and considers the historical returns earned for each asset category. The Company determines the discount rate assumptions by referencing high-quality long-term bond rates that are matched to the duration of our benefit obligations, with appropriate consideration of local market factors, participant demographics and benefit payment terms.

During 2011, the Morton Manufacturing Salaried Plan was added as a pension plan as a result of the Morton acquisition (see Note 2). Effective December 31, 2011, certain benefits of the Morton Manufacturing Salaried Plan were frozen. As a result, the Company recognized a curtailment gain of $0.3 million in December 2011 and such gain is included in net periodic benefit cost above.

The gross amounts recognized in accumulated other comprehensive income related to the Company’s defined benefit pension plans consisted of the following for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Unrecognized loss, net	$798	$1,327	$249

The amount in accumulated other comprehensive income that is expected to be recognized as a component of net periodic benefit cost during the next fiscal year is estimated to be approximately $0.2 million.

The Company’s investment policies employ an approach whereby a mix of equities and fixed income investments are used to maximize the long-term return on plan assets for a prudent level of risk. The investment portfolio primarily contains a diversified blend of equity and fixed income investments. Equity investments are diversified across domestic and non-domestic stocks, and investment and market risk are measured and monitored on an ongoing basis. The Company’s actual asset allocations are in line with target allocations and the Company does not have concentration within individual or similar investments that would pose a significant concentration risk to the Company.

The Company’s pension plan asset allocations by asset category at December 31, 2012 and 2013 are as follows:

	U.S. Plans		Non-U.S. Plans
	2012	2013	2012	2013
Equity securities	50.9%	50.7%	42.2%	46.8%
Debt securities	40.1	38.1	51.3	47.7
Other	9.0	11.2	6.5	5.5

The fair values of pension plan assets by asset category at December 31, 2012 and 2013 are as follows (in thousands):

	Total as of December 31, 2012	Level 1	Level 2	Level 3
Cash and cash equivalents	$963	$963	$—	$—
Accrued dividends	4	4	—	—
Global equities	7,458	7,458	—	—
Government bonds	772	—	772	—
Corporate bonds	6,183	—	6,183	—
Group annuity/insurance contracts	295	—	—	295

Total	$15,675	$8,425	$6,955	$295

	Total as of December 31, 2013	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,169	$1,169	$—	$—
Accrued dividends	8	8	—	—
Global equities	8,106	8,106	—	—
Government bonds	739	—	739	—
Corporate bonds	6,152	—	6,152	—
Group annuity/insurance contracts	305	—	—	305

Total	$16,479	$9,283	$6,891	$305

The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed during the year ended December 31, 2013 due to the following (in thousands):

Beginning balance, December 31, 2012	$295
Actual return on assets related to assets still held	12
Purchases, sales and settlements	—
Currency impact	(2)

Ending balance, December 31, 2013	$305

No assets were transferred between levels of the fair value hierarchy during the years ended December 31, 2012 and 2013.

Quoted market prices are used to value investments when available. Investments in securities traded on exchanges are valued at the last reported sale prices on the last business day of the year or, if not available, the last reported bid prices.

The Company’s cash contributions to its defined benefit pension plans in 2014 are not yet determined, but estimated to be approximately $0.6 million. Estimated projected benefit payments from the plans as of December 31, 2013 are as follows (in thousands):

2014	$1,138
2015	1,400
2016	1,225
2017	1,736
2018	1,275
2019-2023	7,062

Multiemployer plan

Morton hourly union employees were covered under the National Shopmen Pension Fund (EIN 52-6122274, plan number 001), a union-sponsored and trusteed multiemployer plan which required the Company to contribute a negotiated amount per hour worked by the employees covered by the plan. The Company made the decision to withdraw from this plan as of August 15, 2012. In connection with the withdrawal the Company recorded an expense of $3.4 million during the year ended December 31, 2012. This represented the estimated present value of the Company’s obligation to the plan as of that date. This amount is included as a separate line item on the consolidated statements of operations. As of December 31, 2012, the Company had a liability recorded of $3.2 million associated with this withdrawal. This liability and related payment schedule was subject to change upon finalization of the liability calculation by the plan. The withdrawal amount was finalized during 2013 and the Company reduced its liability by reversing expense of $0.7 million. As of December 31, 2013, a liability of $2.4 million, of which $0.2 million is classified as a current liability, is recorded as a multiemployer pension plan withdrawal liability on the consolidated balance sheets. The liability will be paid in equal monthly installments through April 2026, and interest expense will be incurred associated with the discounting of this liability through that date.

Postretirement health care and life insurance plans

The Company also provides postretirement health care benefits and life insurance coverage to certain eligible former employees at one of its segments. The costs of retiree health care benefits and life insurance coverage are accrued over the employee benefit period.

The table that follows contains the accumulated benefit obligation and reconciliations of the changes in projected benefit obligation, the changes in plan assets and funded status during the years ended December 31, 2012 and 2013 (in thousands):

	2012	2013
Accumulated benefit obligation	$3,243	$2,614

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$2,436	$3,243
Interest cost	104	108
Actuarial loss (gain)	953	(500)
Benefits paid	(250)	(237)

Projected benefit obligation at end of year	3,243	2,614

Change in plan assets
Employer contributions	$250	$237
Benefits paid	(250)	(237)

Fair value of plan assets at end of year	$—	$—

Funded Status	$(3,243)	$(2,614)

Weighted-average assumptions
Discount rates	3.50%	4.25%
Amounts recognized in the statement of financial position consist of:
Pension obligation—current	$(279)	$(249)
Pension obligation—non-current	(2,964)	(2,365)

Net amount recognized	$(3,243)	$(2,614)

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was a blended rate of 8.50% and 6.70% at December 31, 2012 and 2013, respectively. It was assumed that these rates will decline by 1% to 2% every 5 years for the next 15 years for the hourly and salaried plans. An increase or decrease in the medical trend rate of 1% would increase or decrease the accumulated postretirement benefit obligation by approximately $0.2 million and $0.2 million, respectively.

The table that follows contains the components of net periodic benefit costs for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Components of net periodic benefit cost
Interest cost	$123	$104	$109
Amortization of the net loss from earlier periods	—	—	66

Net periodic benefit cost	$123	$104	$175

Weighted-average assumptions
Discount rates	5.25%	4.50%	4.25%

The gross amounts recognized in accumulated other comprehensive income related to the Company’s other postretirement plans consisted of the following (in thousands):

	2011	2012	2013
Unrecognized loss (gain)	$(53)	$901	$334

The Company’s cash contributions to its postretirement benefit plan in 2014 are not yet determined but are expected to equal the projected benefits from the plan. Estimated projected benefit payments from the plan at December 31, 2013 are as follows (in thousands):

2014	$255
2015	246
2016	240
2017	236
2018	231
2019-2023	936